Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Commitments and contingencies
Schedule of Capital commitments	Capital commitments, which are primarily related to the campus decoration are as follows:

	2018	2019
	RMB	RMB
Contracted, but not provided for:
Leasehold improvement	14,988	12,525

Schedule of Operating lease commitments

b)   Operating lease commitments, which are primarily with related parties, are as follows:

	2018	2019
	RMB	RMB
within one year	33,764	36,376
one year to five years	145,016	155,254
Five years thereafter	497,468	496,794
	676,248	688,424